Organization and Nature of Operations - Narrative (Details) - USD ($) $ in Millions			12 Months Ended
	Feb. 28, 2021	Nov. 27, 2020	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Exclusive Technology Consulting and Services Agreement [Member]
Variable Interest Entity [Line Items]
Service fees charged by wholly foreign owned enterprise to variable interest entities				$ 3.0	$ 2.2
Netless [Member]
Variable Interest Entity [Line Items]
Business acquisition percentage of voting interests acquired		100.00%
Business combination, consideration transferred		$ 4.0
Easemob [Member]
Variable Interest Entity [Line Items]
Business acquisition percentage of voting interests acquired	100.00%
Payments to acquire businesses gross	$ 53.4
Sale of business, completion date	Feb. 01, 2023
ShengWang Hongkong Limited
Variable Interest Entity [Line Items]
Percent ownership of subsidiary			100.00%
ShengWang Hongkong Limited | AGORA.IO INC.
Variable Interest Entity [Line Items]
Percentage of shares contributed			100.00%